INSURANCE LIABILITIES - GMDB Reinsurance Ceded (Detail) - GMDB - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guaranteed Minimum Death Benefit Reinsurance Ceded [Roll Forward]
Balance, beginning of year	$ 108	$ 85	$ 85	$ 98	$ 68
Paid guarantee benefits	(13)	(11)	(14)	(15)	(18)
Other changes in reserve	14	30	32	7	48
Balance, end of period	$ 109	104	108	85	$ 98
Previously Reported [Member]
Guaranteed Minimum Death Benefit Reinsurance Ceded [Roll Forward]
Balance, beginning of year		$ 90	$ 90
Balance, end of period				$ 90